Debt and other liabilities - Schedule of debt and other liabilities (Details) - USD ($)		Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Short-term debt and other liabilities
Short-term debt from related parties		$ 860,778	$ 6,225,815
Short-term debt to related party			132,269		$ 697,067
Short term convertible debt to related party		0	132,269
Ordinary shares payable (8.2)	[1]	10,236,655	8,223,928
Share-based payment liability (8.5)	[2]	1,383,298	1,311,028
Convertible debt		0	31,088,259
Promissory loan note current		437,956	0
Total short-term debt		1,298,734	37,446,343
Non-current debt and other liabilities
Share-based payment liability			0		1,177,617
Convertible promissory note		5,395,702
Convertible loans		38,737,594
Convertible debt		38,737,594	0		25,302,709
Total long-term debt		$ 44,133,296	0
As filed [Member]
Short-term debt and other liabilities
Short-term debt to related party			$ 6,225,815
Ordinary shares payable (8.2)				$ 1,786,335	0
Share-based payment liability (8.5)
Non-current debt and other liabilities
Share-based payment liability				1,242,533	1,177,616
Convertible debt				$ 30,968,733	$ 25,302,709

[1]	On May 25, 2023, the Company offered to all existing investors and employees of the Company an advanced subscription agreement for ordinary shares of the Company at a discount from the pre-close equity value of the Company per share (“the Rights Issue”) in connection with its business combination with Armada Acquisition Corp I (refer to note 5.3). The Company expects prior to the close of the business combination to complete a reorganization under the Demerger, such that the existing shares transferred from Rezolve Limited to Rezolve AI Limited would result in a transfer of shares of approximately 6.13 ordinary shares of Rezolve Limited for one share of Rezolve AI Limited. In connection with the funding received through advanced subscription agreements as of June 30, 2023, the number of ordinary shares to be issued as part of the Rights Issue post re-organization is fixed at 1,115,217 and will not fluctuate with the Company’s pre-close equity value of the Company or that of Armada Acquisition Corp I. The Company may received additional funding under advanced subscription agreements which would increase the number of Ordinary shares to issue post-reorganization.
[2]	On October 7th, 2021, the Group acquired Jaymax International Service Inc. (“Jaymax”) (later renamed to “Rezolve Taiwan Limited”). As part of the acquisition of Jaymax, the Company agreed to issue $1,400,000 in Rezolve common stock to Jaymax’s former owner for completion of a 3-year noncompete period which began on the October 7th, 2021. The share-based payment is to be settled by a fixed dollar amount of shares and therefore represents a liability in accordance with ASC 480. The liability was been measured at fair value using a discounted cash-flow model using the Company’s cost of capital of 10.8%.